Annual Fund Operating Expenses	18 Months Ended
Apr. 30, 2013
Vanguard Pacific Stock Index Fund - Investor Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.21%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.26%
Vanguard European Stock Index Fund - Investor Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.22%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.26%
Vanguard European Stock Index Fund - Institutional Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.09%
Vanguard Pacific Stock Index Fund - Institutional Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.09%
Vanguard Emerging Markets Stock Index Fund - Institutional Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.12%
Vanguard Emerging Markets Stock Index Fund - Investor Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.24%
12b-1 Distribution Fee	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.33%
Vanguard Pacific Stock Index Fund - Admiral Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard European Stock Index Fund - Admiral Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard Pacific Stock Index Fund - ETF Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard European Stock Index Fund - ETF Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Emerging Markets Stock Index Fund - ETF Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Vanguard European Stock Index Fund - Signal Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Pacific Stock Index Fund - Signal Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.12%
Vanguard Emerging Markets Stock Index Fund - Signal Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Vanguard European Stock Index Fund - Institutional Plus Shares | Vanguard European Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Pacific Stock Index Fund - Institutional Plus Shares | Vanguard Pacific Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.08%
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.02%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.10%
Vanguard Emerging Markets Stock Index Fund - Admiral Shares | Vanguard Emerging Markets Stock Index Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.11%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.18%